Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 10,601	$ 9,667	$ 32,233	$ 27,969
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,380	3,628	13,381	9,810
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,691	2,121	5,430	5,557
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,631	2,995	10,568	9,463
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 899	$ 923	$ 2,854	$ 3,139